Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($) Unit	Dec. 31, 2019 USD ($) Unit	Dec. 31, 2018 TWD ($)
Disclosure of defined benefit plans [Line Items]
Defined benefit plans expected contribution	$ 27,337	$ 0
Weighted average duration of defined benefit obligation	12 years 9 months 18 days	12 years 9 months 18 days
Defined benefit pension plan [Member]
Disclosure of defined benefit plans [Line Items]
Number of units accrued in first tranche	2	2
Duration of first tranche	First 15 years	First 15 years
Number of units accrued in second tranche	1	1
Duration of second tranche	Thereafter 15 years	Thereafter 15 years
Maximum number of units accruable under the pension plan	45	45
Benefit measurement period	6 months	6 months
Employer contribution percentage	2.00%	2.00%
Defined contribution pension plan [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution percentage	6.00%	6.00%	6.00%
Pension costs under defined contribution pension plans | $	$ 187,502		$ 193,047